SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	12 Months Ended
Dec. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Unrecognized Tax Benefits Roll Forward
	2019	2018

Tax provision (benefit) at statutory federal rate	$(87,500)	$7,200
State income taxes (benefit), net of federal tax effect	(27,000)	2,000
Change in valuation allowance on deferred tax items	54,000	-
Permanent and other items	12,000	4,525

	$(48,500)	$13,725

Schedule of Deferred Tax Assets and Liabilities
	2019	2018
Deferred tax assets (liabilities):
Net operating loss	$43,000	$-
Property and equipment	11,000	(48,500)
Valuation allowance on deferred tax items	(54,000)	-

Deferred income tax liability	-	$(48,500)